SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Sales in PRC	$ 26,438,509	$ 27,213,684
Sub-total	11,484,603	13,571,790
Total revenues	37,923,112	40,785,474
Republic Of China [Member]
Disaggregation of Revenue [Line Items]
Sub-total	6,146,043	7,246,592
KOREA, REPUBLIC OF
Disaggregation of Revenue [Line Items]
Sub-total	5,221,209	5,962,067
Others [Member]
Disaggregation of Revenue [Line Items]
Sub-total	$ 126,351	$ 363,131